Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Financial assets and liabilities
Schedule of financial assets

	2017		2016
Derivative financial instruments designated as cash flow hedges (effective portion recognized within OCI)
Jet fuel Asian call options	Ps.	497,403	Ps.	867,809

Total financial assets	Ps.	497,403	Ps.	867,809

Presented on the consolidated statements of financial position as follows:
Current	Ps.	497,403	Ps.	543,528

Non-current	Ps.	—	Ps.	324,281

Schedule of short-term and long-term debt

	2017		2016
I. Revolving line of credit with Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander (“Santander”) and Banco Nacional de Comercio Exterior, S.N.C. (“Bancomext”), in U.S. dollars, to finance pre-delivery payments, maturing on November 30, 2021, bearing annual interest rate at the three-month LIBOR plus a spread according to the contractual conditions of each disbursement in a range of 199 to 225 basis points.	Ps.	2,528,388	Ps.	1,271,891

II. In December 2016, the Company entered into a short-term working capital facility with Banco Nacional de México S.A. (“Citibanamex”) in Mexican pesos, bearing annual interest rate at TIIE 28 days plus a spread according to the contractual conditions of each disbursement in a range of 20 to 80 basis points.	948,354		406,330

III. In December 2016, the Company entered into a U.S. dollar denominated short-term working capital facility with Bank of America México S.A. Institución de Banca Múltiple (“Bank of America”) in U.S. dollars, bearing annual interest rate at the one-month LIBOR plus 160 basis points.	—		309,960
IV. Accrued interest	5,972		6,102

	3,482,714		1,994,283
Less: Short-term maturities	2,403,562		1,051,237

Long-term	Ps.	1,079,152	Ps.	943,046

Summary of scheduled principal payments of financial debt and accrued interest

	2018		2019		2020		2021		Total
Finance debt denominated in foreign currency:
Santander/Bancomext	Ps.	1,452,826	Ps.	670,388	Ps.	333,303	Ps.	75,461	Ps.	2,531,978
Citibanamex	950,736		—		—		—		950,736

Total	Ps.	2,403,562	Ps.	670,388	Ps.	333,303	Ps.	75,461	Ps.	3,482,714

Schedule of changes in liabilities from financing activities

	January 1, 2017		Net cash flows		Foreign exchange movement		Current vs non current reclassification and other		December, 31, 2017
Current interest- bearing loans and borrowings	Ps.	1,051,237	Ps.	419,350	Ps.	25,924	Ps.	907,051	Ps.	2,403,562
Non-current interest - bearing loans and borrowings	943,046		1,093,808		(50,521)		(907,181)		1,079,152

Total liabilities from financing activities	Ps.	1,994,283	Ps.	1,513,158	Ps.	(24,597)	Ps.	(130)	Ps.	3,482,714

	January 1, 2016		Net cash flows		Foreign exchange movement		Current vs non current reclassification and other		December, 31, 2016
Current interest- bearing loans and borrowings	Ps.	1,371,202	Ps.	(753,897)	Ps.	121,271	Ps.	312,661	Ps.	1,051,237
Non-current interest - bearing loans and borrowings	219,817		938,681		98,450		(313,902)		943,046

Total liabilities from financing activities	Ps.	1,591,019	Ps.	184,874	Ps.	219,721	Ps.	(1,241)	Ps.	1,994,283

Schedule of other financial liabilities

	2017		2016
Derivative financial instruments designated as CFH (effective portion recognized within OCI):
Interest rate swap contracts	Ps.	—	Ps.	14,144

Total financial liabilities	Ps.	—	Ps.	14,144

Presented on the consolidated statements of financial position as follows:
Current	Ps.	—	Ps.	14,144

Non-current	Ps.	—	Ps.	—